Employee Benefits - Schedule of Net Cost for the Period Booked in Profit and Loss (Details) - Net Cost [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits - Schedule of Net Cost for the Period Booked in Profit and Loss (Details) [Line Items]
Service cost	$ 16,190	$ 16,483	$ 15,206
Net interest	22,533	20,391	18,632
Early settlement of obligations	2,606
Labor cost of past services	(3,447)	(13,880)	(2,528)
Net Cost for the period	37,882	$ 22,994	$ 31,310
Retirement benefits [Member]
Employee Benefits - Schedule of Net Cost for the Period Booked in Profit and Loss (Details) [Line Items]
Service cost	6,323
Net interest	10,074
Early settlement of obligations	148
Labor cost of past services	(3,447)
Net Cost for the period	13,098
Termination benefits [Member]
Employee Benefits - Schedule of Net Cost for the Period Booked in Profit and Loss (Details) [Line Items]
Service cost	9,867
Net interest	12,459
Early settlement of obligations	2,458
Labor cost of past services	0
Net Cost for the period	$ 24,784